[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

January 31, 2002

Merrill Lynch
Equity Income Fund

www.mlim.ml.com

                        MERRILL LYNCH EQUITY INCOME FUND

Sector Representation as a Percentage of Equities as of January 31, 2002

A pie graph depicting Sector Representation as a percentage of Equities as of January 31, 2002

Information Technology                                                      2.5%
Consumer Discretionary                                                      6.7%
Financials                                                                 21.2%
Utilities                                                                   9.6%
Industrials                                                                14.1%
Health Care                                                                 6.6%
Telecommunication Services                                                  5.8%
Materials                                                                  14.0%
Energy                                                                      7.8%
Consumer Staples                                                           11.7%

Portfolio Information as of January 31, 2002

                                                                      Percent of
Ten Largest Common Stock Holdings                                     Net Assets
Raytheon Company ...................................................     3.0%
International Business Machines Corporation ........................     2.1
Citigroup Inc. .....................................................     2.1
Electrolux AB 'B' ..................................................     2.0
The Procter & Gamble Company .......................................     2.0
The St. Paul Companies, Inc. .......................................     1.9
Northrop Grumman Corporation .......................................     1.8
United Technologies Corporation ....................................     1.8
Diageo PLC .........................................................     1.7
The Chubb Corporation ..............................................     1.7

                              Merrill Lynch Equity Income Fund, January 31, 2002

DEAR SHAREHOLDER

For the six months ended January 31, 2002, Merrill Lynch Equity Income Fund's Class A, Class B, Class C and Class D Shares had total returns of -0.93%, -1.36%, -1.40% and -0.97%, respectively. The Fund performed significantly better than the -4.24% total return for the Lipper Equity Income Funds Average and also outperformed the -6.04% total return of the unmanaged Standard & Poor's 500 (S&P
500) Index for the same period. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.)

The strong relative performance of the Fund during the six-month period is largely attributed to our conservative investment position with below-benchmark exposure to market-sensitive financials, consumer discretionary and information technology sectors. The low exposure to financials helped the Fund avoid the declines in banks and brokerages because of credit quality concerns during the last two months of the period. In addition, we dramatically reduced the Fund's remaining holdings in power producers and energy traders as those companies face both eroding fundamental outlooks as well as credit quality issues following Enron Corporation's bankruptcy. Sectors that helped the Fund included its above-benchmark exposure to the defense sector and equities of basic materials companies. Expectations for higher military and anti-terrorist spending benefited equities of the defense sector, while consolidation and supply management aided many of the basic material companies in managing inventories through the economic downturn. Lastly, we continued to hold a high portion of the Fund's assets in cash in the second half of the year.

As we begin the Fund's second half of fiscal 2002, we remain concerned about the prospective earning power of the economy, as well as underlying debt levels of both corporations and consumers. While we began investing in firms in the consumer discretionary sector, profitability may be an issue for companies that aggressively discounted to maintain sales. We are also concerned that many sectors, especially industrials and basic materials, took significant capacity downtime to maintain inventories. Given that automobile production and housing did not experience significant declines, it is difficult to find a catalyst that may propel economic growth above a relatively muted level compared to the late 1990s considering underutilized capacity in many sectors.

Taking these economic concerns into account, we continued to maintain a defensive investment stance and focused on companies with solid financials and relatively inexpensive valuations. We also believe that in the current environment of low interest rates, dividend-paying stocks will receive increased investor attention and improved valuations.

The Fund's goal is to seek to provide long-term total return and current income, with an emphasis more toward long-term total return. Should the bear market of the past 18 months dissipate, we believe the Fund will be an investment that should provide both yield and participation in a rising equity market.

In Conclusion

We thank you for your investment in Merrill Lynch Equity Income Fund, and we look forward to sharing our outlook and strategy with you again in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Robert M. Shearer

Robert M. Shearer
Senior Vice President and
Portfolio Manager

March 14, 2002

The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


                                     2 & 3

                              Merrill Lynch Equity Income Fund, January 31, 2002

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                              % Return Without   % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 12/31/01                            - 4.08%          - 9.11%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                          +10.21           + 9.03
--------------------------------------------------------------------------------
Ten Years Ended 12/31/01                           +11.73           +11.13
--------------------------------------------------------------------------------
 * Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class A Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
**    Assuming maximum sales charge.

                                                  % Return         % Return
                                                Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 12/31/01                            - 5.11%          - 8.73%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                          + 9.10           + 8.86
--------------------------------------------------------------------------------
Ten Years Ended 12/31/01                           +10.60           +10.60
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                  % Return         % Return
                                                Without CDSC       With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 12/31/01                            - 5.08%          - 5.99%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                          + 9.09           + 9.09
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/01              +12.47           +12.47
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                              % Return Without   % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 12/31/01                            - 4.32%          - 9.34%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                          + 9.94           + 8.76
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/01              +13.36           +12.52
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Recent Performance Results

                                                                                   Ten Years/
                                                       6-Month       12-Month    Since Inception
As of January 31, 2002                              Total Return   Total Return   Total Return
================================================================================================
ML Equity Income Fund Class A Shares*                   -0.93%        + 0.31%        +209.68%
------------------------------------------------------------------------------------------------
ML Equity Income Fund Class B Shares*                   -1.36         - 0.70         +179.77
------------------------------------------------------------------------------------------------
ML Equity Income Fund Class C Shares*                   -1.40         - 0.70         +132.73
------------------------------------------------------------------------------------------------
ML Equity Income Fund Class D Shares*                   -0.97         + 0.06         +146.55
------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index**                           -6.04         -16.17     +238.85/+170.92
================================================================================================

 * Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.
** An unmanaged broad-based index comprised of common stocks. Ten years/since inception total return periods are ten years and from 10/31/94, respectively.

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                            Shares                                                              Percent of
EUROPE               Industries              Held                Common Stocks                         Value    Net Assets
==========================================================================================================================
Sweden               Household Durables    286,000  Electrolux AB 'B'                              $  4,341,071       2.0%
                     -----------------------------------------------------------------------------------------------------
                                                    Total Investments in Sweden                       4,341,071       2.0
==========================================================================================================================
United Kingdom       Beverages             325,000  Diageo PLC                                        3,784,817       1.7
                     -----------------------------------------------------------------------------------------------------
                     Oil & Gas              58,000  BP Amoco PLC (ADR) (a)                            2,709,760       1.3
                     -----------------------------------------------------------------------------------------------------
                                                    Total Investments in the United Kingdom           6,494,577       3.0
==========================================================================================================================
                                                    Total Investments in Europe (Cost--$8,386,772)   10,835,648       5.0
==========================================================================================================================
NORTH AMERICA
==========================================================================================================================
Canada               Diversified           100,000  BCE Inc.                                          2,196,000       1.0
                     Telecommunication
                     Services
                     -----------------------------------------------------------------------------------------------------
                     Gas Utilities          40,000  Enbridge Inc.                                     1,095,208       0.5
                     -----------------------------------------------------------------------------------------------------
                                                    Total Investments in Canada                       3,291,208       1.5
==========================================================================================================================
United States        Aerospace & Defense    38,000  General Dynamics Corporation                      3,403,280       1.6
                                            34,600  Northrop Grumman Corporation                      3,861,706       1.8
                                           171,000  Raytheon Company                                  6,544,170       3.0
                                            44,000  Rockwell Collins                                    983,400       0.4
                                            56,000  United Technologies Corporation                   3,848,880       1.8
                                                                                                   ------------     -----
                                                                                                     18,641,436       8.6
                     -----------------------------------------------------------------------------------------------------
                     Automobiles            32,000  General Motors Corporation                        1,636,480       0.8
                                            29,000 +General Motors Corporation (Class H)                455,300       0.2
                                                                                                   ------------     -----
                                                                                                      2,091,780       1.0
                     -----------------------------------------------------------------------------------------------------
                     Banks                  27,000  The Bank of New York Company, Inc.                1,106,460       0.5
                                            29,000  SunTrust Banks, Inc.                              1,786,400       0.8
                                            88,000  U.S. Bancorp                                      1,832,160       0.9
                                            65,000  Wells Fargo Company                               3,015,350       1.4
                                                                                                   ------------     -----
                                                                                                      7,740,370       3.6
                     -----------------------------------------------------------------------------------------------------
                     Beverages              59,000  The Coca-Cola Company                             2,581,250       1.2
                     -----------------------------------------------------------------------------------------------------
                     Chemicals              29,000  The Dow Chemical Company                            856,660       0.4
                                            24,000  E.I. du Pont de Nemours and Company               1,060,080       0.5
                                            75,000  Rohm and Haas Company                             2,758,500       1.2
                                                                                                   ------------     -----
                                                                                                      4,675,240       2.1
                     -----------------------------------------------------------------------------------------------------
                     Computers &            43,000  International Business Machines Corporation       4,639,270       2.1
                     Peripherals
                     -----------------------------------------------------------------------------------------------------


                                     4 & 5

                              Merrill Lynch Equity Income Fund, January 31, 2002

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

NORTH AMERICA                               Shares                                                              Percent of
(concluded)          Industries              Held                Common Stocks                         Value    Net Assets
==========================================================================================================================
United States        Diversified            25,000  American Express Company                       $    896,250       0.4%
(concluded)          Financials             95,000  Citigroup Inc.                                    4,503,000       2.1
                                            35,000  Federal Home Loan Mortgage Association            2,349,200       1.1
                                            40,000 +Prudential Financial, Inc.                        1,242,000       0.5
                                                                                                   ------------     -----
                                                                                                      8,990,450       4.1
                     -----------------------------------------------------------------------------------------------------
                     Diversified           126,000  AT&T Corp.                                        2,230,200       1.0
                     Telecommunication      52,000  BellSouth Corporation                             2,080,000       0.9
                     Services               44,000  SBC Communications Inc.                           1,647,800       0.8
                                            48,000  Sprint Corporation                                  849,600       0.4
                                            40,700  Verizon Communications                            1,886,445       0.9
                                                                                                   ------------     -----
                                                                                                      8,694,045       4.0
                     -----------------------------------------------------------------------------------------------------
                     Electric Utilities     53,000  Allegheny Energy, Inc.                            1,744,230       0.8
                                            50,000  Cleco Corporation                                 1,036,500       0.5
                                            27,000  FPL Group, Inc.                                   1,447,470       0.7
                                            32,000  PPL Corporation                                   1,078,400       0.5
                                            36,300  Public Service Enterprise Group Incorporated      1,527,504       0.7
                                            89,200  The Southern Company                              2,198,780       1.0
                                            51,100  TXU Corp.                                         2,489,592       1.1
                                                                                                   ------------     -----
                                                                                                     11,522,476       5.3
                     -----------------------------------------------------------------------------------------------------
                     Electrical Equipment   44,000  Rockwell International Corporation                  847,000       0.4
                     -----------------------------------------------------------------------------------------------------
                     Gas Utilities          50,000  El Paso Corporation                               1,897,500       0.9
                     -----------------------------------------------------------------------------------------------------
                     Household Products     88,000  The Clorox Company                                3,588,640       1.7
                                            45,000  Kimberly-Clark Corporation                        2,713,500       1.2
                                            53,000  The Procter & Gamble Company                      4,329,040       2.0
                                                                                                   ------------     -----
                                                                                                     10,631,180       4.9
                     -----------------------------------------------------------------------------------------------------
                     Industrial             30,100  General Electric Company                          1,118,215       0.5
                     Conglomerates          20,000  Minnesota Mining and Manufacturing
                                                    Company (3M)                                      2,216,000       1.0
                                                                                                   ------------     -----
                                                                                                      3,334,215       1.5
                     -----------------------------------------------------------------------------------------------------
                     Insurance              43,367  American International Group, Inc.                3,215,663       1.5
                                            55,000  The Chubb Corporation                             3,676,750       1.7
                                            60,000  Lincoln National Corporation                      3,090,000       1.4
                                            20,800  Marsh & McLennan Companies, Inc.                  2,118,480       1.0
                                            78,600 +The Phoenix Companies, Inc.                       1,354,278       0.6
                                            94,000  The St. Paul Companies, Inc.                      4,201,800       1.9
                                                                                                   ------------     -----
                                                                                                     17,656,971       8.1
                     -----------------------------------------------------------------------------------------------------
                     Machinery              32,000  Caterpillar Inc.                                  1,608,960       0.7
                                            50,000  Deere & Company                                   2,198,500       1.0
                                                                                                   ------------     -----
                                                                                                      3,807,460       1.7
                     -----------------------------------------------------------------------------------------------------
                     Media                  35,200  The McGraw-Hill Companies, Inc.                   2,255,616       1.0
                     -----------------------------------------------------------------------------------------------------
                     Metals & Mining        53,300  Alcoa Inc.                                        1,910,805       0.9
                                            24,500  Allegheny Technologies Incorporated                 395,430       0.2
                                            30,480 +Aluminum Corporation of China Limited
                                                    (ADR) (a)                                           640,080       0.3
                                            44,300  Arch Coal, Inc.                                     881,570       0.4
                                            65,800  CONSOL Energy Inc.                                1,503,530       0.7
                                            45,300  Massey Energy Company                               671,799       0.3
                                            59,000  Newmont Mining Corporation                        1,288,560       0.6
                                                                                                   ------------     -----
                                                                                                      7,291,774       3.4
                     -----------------------------------------------------------------------------------------------------
                     Miscellaneous          40,000 +Ford Capital Trust II (Convertible Preferred)     2,142,000       1.0
                     Materials &
                     Commodities
                     -----------------------------------------------------------------------------------------------------
                     Multi-Utilities        27,859  UtiliCorp United Inc.                               646,607       0.3
                     -----------------------------------------------------------------------------------------------------
                     Multiline Retail       67,000  Family Dollar Stores, Inc.                        2,259,910       1.1
                                            30,000  Wal-Mart Stores, Inc.                             1,799,400       0.8
                                                                                                   ------------     -----
                                                                                                      4,059,310       1.9
                     -----------------------------------------------------------------------------------------------------
                     Oil & Gas              29,744  ChevronTexaco Corporation                         2,492,547       1.1
                                            47,600  Devon Energy Corporation                          1,771,672       0.8
                                            44,000  EOG Resources, Inc.                               1,495,560       0.7
                                            78,000  Exxon Mobil Corporation                           3,045,900       1.4
                                            54,000  Phillips Petroleum Company                        3,157,380       1.5
                                                                                                   ------------     -----
                                                                                                     11,963,059       5.5
                     -----------------------------------------------------------------------------------------------------
                     Paper & Forest         85,000  International Paper Company                       3,551,300       1.6
                     Products               60,000  Weyerhaeuser Company                              3,499,200       1.6
                                                                                                   ------------     -----
                                                                                                      7,050,500       3.2
                     -----------------------------------------------------------------------------------------------------
                     Personal Products      50,000  Avon Products, Inc.                               2,460,000       1.1
                     -----------------------------------------------------------------------------------------------------
                     Pharmaceuticals        46,000  Abbott Laboratories                               2,654,200       1.2
                                            50,000  American Home Products Corporation                3,233,000       1.5
                                            52,000  Bristol-Myers Squibb Company                      2,359,240       1.1
                                            47,900  Johnson & Johnson                                 2,754,729       1.3
                                            26,000  Merck & Co., Inc.                                 1,538,680       0.7
                                                                                                      ---------       ---
                                                                                                     12,539,849       5.8
                     -----------------------------------------------------------------------------------------------------
                     Real Estate            64,000  CarrAmerica Realty Corporation                    1,882,880       0.9
                                            28,500  Kimco Realty Corporation                            869,820       0.4
                                            37,000  Simon Property Group, Inc.                        1,120,730       0.5
                                           112,000  Taubman Centers, Inc.                             1,728,160       0.8
                                                                                                   ------------     -----
                                                                                                      5,601,590       2.6
                     -----------------------------------------------------------------------------------------------------
                     Tobacco                50,500  Philip Morris Companies Inc.                      2,530,555       1.2
                     -----------------------------------------------------------------------------------------------------
                     Water Utilities        69,000  American Water Works Company, Inc.                2,970,450       1.4
                     -----------------------------------------------------------------------------------------------------
                                                    Total Investments in the United States          169,261,953      77.9
==========================================================================================================================
                                                    Total Investments in North America
                                                    (Cost--$146,438,267)                            172,553,161      79.4
==========================================================================================================================


                                     6 & 7

                              Merrill Lynch Equity Income Fund, January 31, 2002

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                                           Shares                                                               Percent of
PACIFIC BASIN/ASIA   Industries             Held                 Common Stocks                         Value    Net Assets
==========================================================================================================================
Australia            Metals & Mining     1,850,000  M.I.M. Holdings Limited                        $  1,227,988       0.6%
                                           115,970  Rio Tinto Limited                                 2,251,055       1.0
                                           354,000  WMC Limited                                       1,721,969       0.8
                                                                                                   ------------     -----
                                                                                                      5,201,012       2.4
                     -----------------------------------------------------------------------------------------------------
                                                    Total Investments in Australia                    5,201,012       2.4
==========================================================================================================================
                                                    Total Investments in the Pacific Basin/Asia
                                                    (Cost--$4,803,463)                                5,201,012       2.4
==========================================================================================================================

                                           Face
                                          Amount             Short-Term Securities
==========================================================================================================================
                     Repurchase        $ 5,255,000  UBS Warburg Corp. LLC, purchased on 1/31/2002     5,255,000       2.4
                     Agreements*                    to yield 1.88% to 2/01/2002
                     -----------------------------------------------------------------------------------------------------
                     US Government      15,000,000  Federal Farm Credit Banks, 1.60% due 2/11/2002   14,992,667       6.9
                     Agency              3,000,000  Federal Home Loan Mortgage Corporation, 1.685%
                     Obligations**                  due 2/19/2002                                     2,997,332       1.4
                                         5,000,000  Federal National Mortgage Association, 1.75%
                                                    due 2/07/2002                                     4,998,299       2.3
                                                                                                   ------------     -----
                                                                                                     22,988,298      10.6
                     -----------------------------------------------------------------------------------------------------
                                                    Total Investments in Short-Term Securities
                                                    (Cost--$28,243,298)                              28,243,298      13.0
==========================================================================================================================
                     Total Investments (Cost--$187,871,800)                                         216,833,119      99.8

                     Other Assets Less Liabilities                                                      418,020       0.2
                                                                                                   ------------     -----
                     Net Assets                                                                    $217,251,139     100.0%
                                                                                                   ============     =====
==========================================================================================================================

(a)   American Depositary Receipts (ADR).
  +   Non-income producing security.
  * Repurchase Agreements are fully collateralized by US Government & Agency Obligations.
 ** Certain US Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

              As of January 31, 2002
=============================================================================================================
Assets:       Investments, at value (including securities loaned of $17,823,042)
              (identified cost--$187,871,800) ..................................                $ 216,833,119
              Investments held as collateral for loaned securities, at value ...                   18,055,415
              Cash .............................................................                          753
              Foreign cash .....................................................                      916,431
              Receivables:
                Securities sold ................................................   $2,680,196
                Beneficial interest sold .......................................      430,119
                Dividends ......................................................      283,301
                Loaned securities ..............................................        3,663       3,397,279
                                                                                   ----------
              Prepaid registration fees and other assets .......................                       38,332
                                                                                                -------------
              Total assets .....................................................                  239,241,329
                                                                                                -------------
=============================================================================================================
Liabilities:  Collateral on securities loaned, at value ........................                   18,055,415
              Payables:
                Securities purchased ...........................................    3,168,554
                Beneficial interest redeemed ...................................      423,754
                Investment adviser .............................................      119,971
                Distributor ....................................................       77,758       3,790,037
                                                                                   ----------
              Accrued expenses and other liabilities ...........................                      144,738
                                                                                                -------------
              Total liabilities ................................................                   21,990,190
                                                                                                -------------
=============================================================================================================
Net Assets:   Net assets .......................................................                $ 217,251,139
                                                                                                =============
=============================================================================================================
Net Assets    Class A Shares of beneficial interest, $.10 par value, unlimited
Consist of:   number of shares authorized ......................................                $     455,189
              Class B Shares of beneficial interest, $.10 par value, unlimited
              number of shares authorized ......................................                      422,388
              Class C Shares of beneficial interest, $.10 par value, unlimited
              number of shares authorized ......................................                      172,195
              Class D Shares of beneficial interest, $.10 par value, unlimited
              number of shares authorized ......................................                      827,216
              Paid-in capital in excess of par .................................                  187,810,945
              Undistributed investment income--net .............................                      128,689
              Accumulated realized capital losses on investments and foreign
              currency transactions--net .......................................                   (1,466,259)
              Unrealized appreciation on investments and foreign currency
              transactions--net ................................................                   28,900,776
                                                                                                -------------
              Net assets .......................................................                $ 217,251,139
                                                                                                =============
=============================================================================================================
Net Asset     Class A--Based on net assets of $52,725,772 and 4,551,889 shares
Value:        of beneficial interest outstanding ...............................                $       11.58
                                                                                                =============
              Class B--Based on net assets of $49,060,700 and 4,223,881 shares
              of beneficial interest outstanding ...............................                $       11.62
                                                                                                =============
              Class C--Based on net assets of $19,684,571 and 1,721,947 shares
              of beneficial interest outstanding ...............................                $       11.43
                                                                                                =============
              Class D--Based on net assets of $95,780,096 and 8,272,157 shares
              of beneficial interest outstanding ...............................                $       11.58
                                                                                                =============
=============================================================================================================

See Notes to Financial Statements.


                                     8 & 9

                              Merrill Lynch Equity Income Fund, January 31, 2002

STATEMENT OF OPERATIONS

                    For the Six Months Ended January 31, 2002
=====================================================================================================
Investment          Dividends (net of $28,001 foreign withholding tax) .                  $ 2,158,744
Income:             Interest ...........................................                      342,838
                    Securities lending--net ............................                        9,928
                                                                                          -----------
                    Total income .......................................                    2,511,510
                                                                                          -----------
=====================================================================================================
Expenses:           Investment advisory fees ...........................   $   622,865
                    Account maintenance and distribution fees--Class B .       242,472
                    Account maintenance fees--Class D ..................       118,839
                    Account maintenance and distribution fees--Class C .        83,165
                    Transfer agent fees--Class D .......................        79,121
                    Accounting services ................................        59,691
                    Transfer agent fees--Class B .......................        45,856
                    Transfer agent fees--Class A .......................        39,377
                    Registration fees ..................................        36,787
                    Professional fees ..................................        34,454
                    Printing and shareholder reports ...................        32,389
                    Trustees' fees and expenses ........................        25,449
                    Custodian fees .....................................        15,546
                    Transfer agent fees--Class C .......................        15,470
                    Pricing fees .......................................           396
                    Other ..............................................         8,125
                                                                           -----------
                    Total expenses .....................................                    1,460,002
                                                                                          -----------
                    Investment income--net .............................                    1,051,508
                                                                                          -----------
=====================================================================================================
Realized &          Realized loss from:
Unrealized Loss       Investments--net .................................    (1,450,926)
On Investments &      Foreign currency transactions--net ...............       (15,322)    (1,466,248)
Foreign Currency                                                           -----------
Transactions--Net:  Change in unrealized appreciation/depreciation on:
                      Investments--net .................................    (1,695,452)
                      Foreign currency transactions--net ...............       (16,037)    (1,711,489)
                                                                           -----------    -----------
                    Net Decrease in Net Assets Resulting from Operations                  $(2,126,229)
                                                                                          ===========
=====================================================================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  For the Six        For the
                                                                                                 Months Ended       Year Ended
                                                                                                  January 31,        July 31,
                     Increase (Decrease) in Net Assets:                                              2002              2001
===============================================================================================================================
Operations:          Investment income--net ..................................................   $   1,051,508    $   1,905,305
                     Realized gain (loss) on investments and foreign currency
                     transactions--net .......................................................      (1,466,248)      15,063,350
                     Change in unrealized appreciation/depreciation on investments and foreign
                     currency transactions--net ..............................................      (1,711,489)      (2,241,900)
                                                                                                 -------------    -------------
                     Net increase (decrease) in net assets resulting from operations .........      (2,126,229)      14,726,755
                                                                                                 -------------    -------------
===============================================================================================================================
Dividends &          Investment income--net:
Distributions to       Class A ...............................................................        (326,241)        (401,682)
Shareholders:          Class B ...............................................................         (90,173)        (267,338)
                       Class C ...............................................................         (42,193)         (44,698)
                       Class D ...............................................................        (546,794)      (1,381,037)
                     Realized gain on investments--net:
                       Class A ...............................................................      (1,996,178)      (2,148,996)
                       Class B ...............................................................      (2,043,247)      (4,704,368)
                       Class C ...............................................................        (688,366)        (470,654)
                       Class D ...............................................................      (4,034,415)     (11,030,061)
                                                                                                 -------------    -------------
                     Net decrease in net assets resulting from dividends and distributions to
                     shareholders ............................................................      (9,767,607)     (20,448,834)
                                                                                                 -------------    -------------
===============================================================================================================================
Beneficial Interest  Net increase in net assets derived from beneficial interest transactions       24,107,146       46,545,498
Transactions:                                                                                    -------------    -------------
===============================================================================================================================
Net Assets:          Total increase in net assets ............................................      12,213,310       40,823,419
                     Beginning of period .....................................................     205,037,829      164,214,410
                                                                                                 -------------    -------------
                     End of period* ..........................................................   $ 217,251,139    $ 205,037,829
                                                                                                 =============    =============
===============================================================================================================================
                    *Undistributed investment income--net ....................................   $     128,689    $      82,582
                                                                                                 =============    =============
===============================================================================================================================

See Notes to Financial Statements.


                                    10 & 11

                              Merrill Lynch Equity Income Fund, January 31, 2002

FINANCIAL HIGHLIGHTS

                                                                                                   Class A
                   The following per share data and ratios                 -------------------------------------------------------
                   have been derived from information provided             For the Six
                   in the financial statements.                            Months Ended          For the Year Ended July 31,
                                                                           January 31,     ---------------------------------------
                   Increase (Decrease) in Net Asset Value:                    2002           2001      2000      1999       1998
==================================================================================================================================
Per Share          Net asset value, beginning of period ........           $     12.30     $ 12.70   $ 14.27   $  15.36   $  15.21
Operating                                                                  -----------     -------   -------   --------   --------
Performance:       Investment income--net+ .....................                   .08         .18       .31        .35        .39
                   Realized and unrealized gain (loss) on
                   investments and foreign currency
                   transactions--net ...........................                  (.21)       1.09      (.94)      1.42       1.37
                                                                           -----------     -------   -------   --------   --------
                   Total from investment operations ............                  (.13)       1.27      (.63)      1.77       1.76
                                                                           -----------     -------   -------   --------   --------
                   Less dividends and distributions:
                     Investment income--net ....................                  (.08)       (.21)     (.32)      (.36)      (.39)
                     Realized gain on investments--net .........                  (.51)      (1.46)     (.62)     (2.50)     (1.22)
                                                                           -----------     -------   -------   --------   --------
                   Total dividends and distributions ...........                  (.59)      (1.67)     (.94)     (2.86)     (1.61)
                                                                           -----------     -------   -------   --------   --------
                   Net asset value, end of period ..............           $     11.58     $ 12.30   $ 12.70   $  14.27   $  15.36
                                                                           ===========     =======   =======   ========   ========
==================================================================================================================================
Total Investment   Based on net asset value per share ..........                 (.93%)++   10.48%    (4.44%)    14.15%     12.03%
Return**                                                                   ===========     =======   =======   ========   ========
==================================================================================================================================
Ratios to Average  Expenses ....................................                  .97%*      1.10%      .95%       .87%       .88%
Net Assets:                                                                ===========     =======   =======   ========   ========
                   Investment income--net ......................                 1.44%*      1.47%     2.35%      2.50%      2.51%
                                                                           ===========     =======   =======   ========   ========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ....           $    52,726     $45,085   $19,114   $ 25,477   $ 24,233
Data:                                                                      ===========     =======   =======   ========   ========
                   Portfolio turnover ..........................                17.05%      61.08%    32.33%     20.11%     32.66%
                                                                           ===========     =======   =======   ========   ========
==================================================================================================================================

                                                                                                   Class B
                   The following per share data and ratios                 -------------------------------------------------------
                   have been derived from information provided             For the Six
                   in the financial statements.                            Months Ended          For the Year Ended July 31,
                                                                           January 31,     ---------------------------------------
                   Increase (Decrease) in Net Asset Value:                    2002           2001      2000      1999       1998
==================================================================================================================================
Per Share          Net asset value, beginning of period ........           $     12.33     $ 12.73   $ 14.29   $  15.38   $  15.22
Operating                                                                  -----------     -------   -------   --------   --------
Performance:       Investment income--net+ .....................                   .03         .07       .18        .21        .23
                   Realized and unrealized gain (loss) on
                   investments and foreign currency
                   transactions--net ...........................                  (.21)       1.07      (.94)      1.41       1.38
                                                                           -----------     -------   -------   --------   --------
                   Total from investment operations ............                  (.18)       1.14      (.76)      1.62       1.61
                                                                           -----------     -------   -------   --------   --------
                   Less dividends and distributions:
                     Investment income--net ....................                  (.02)       (.08)     (.18)      (.21)      (.23)
                     Realized gain on investments--net .........                  (.51)      (1.46)     (.62)     (2.50)     (1.22)
                                                                           -----------     -------   -------   --------   --------
                   Total dividends and distributions ...........                  (.53)      (1.54)     (.80)     (2.71)     (1.45)
                                                                           -----------     -------   -------   --------   --------
                   Net asset value, end of period ..............           $     11.62     $ 12.33   $ 12.73   $  14.29   $  15.38
                                                                           ===========     =======   =======   ========   ========
==================================================================================================================================
Total Investment   Based on net asset value per share ..........                (1.36%)++    9.32%    (5.39%)    12.96%     10.94%
Return:**                                                                  ===========     =======   =======   ========   ========
==================================================================================================================================
Ratios to Average  Expenses ....................................                 1.99%*      2.11%     1.97%      1.89%      1.90%
Net Assets:                                                                ===========     =======   =======   ========   ========
                   Investment income--net ......................                  .43%*       .52%     1.35%      1.48%      1.50%
                                                                           ===========     =======   =======   ========   ========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ....           $    49,061     $49,383   $43,289   $ 75,330   $ 73,067
Data:                                                                      ===========     =======   =======   ========   ========
                   Portfolio turnover ..........................                17.05%      61.08%    32.33%     20.11%     32.66%
                                                                           ===========     =======   =======   ========   ========
==================================================================================================================================

                                                                                                   Class C
                   The following per share data and ratios                 -------------------------------------------------------
                   have been derived from information provided             For the Six
                   in the financial statements.                            Months Ended          For the Year Ended July 31,
                                                                           January 31,     ---------------------------------------
                   Increase (Decrease) in Net Asset Value:                    2002           2001      2000      1999       1998
==================================================================================================================================
Per Share          Net asset value, beginning of period ........           $     12.15     $ 12.58   $ 14.14   $  15.25   $  15.11
Operating                                                                  -----------     -------   -------   --------   --------
Performance:       Investment income--net+ .....................                   .02         .05       .17        .20        .23
                   Realized and unrealized gain (loss) on
                   investments and foreign currency
                   transactions--net ...........................                  (.20)       1.14      (.93)      1.40       1.37
                                                                           -----------     -------   -------   --------   --------
                   Total from investment operations ............                  (.18)       1.19      (.76)      1.60       1.60
                                                                           -----------     -------   -------   --------   --------
                   Less dividends and distributions:
                     Investment income--net ....................                  (.03)       (.16)     (.18)      (.21)      (.24)
                     Realized gain on investments--net .........                  (.51)      (1.46)     (.62)     (2.50)     (1.22)
                                                                           -----------     -------   -------   --------   --------
                   Total dividends and distributions ...........                  (.54)      (1.62)     (.80)     (2.71)     (1.46)
                                                                           -----------     -------   -------   --------   --------
                   Net asset value, end of period ..............           $     11.43     $ 12.15   $ 12.58   $  14.14   $  15.25
                                                                           ===========     =======   =======   ========   ========
==================================================================================================================================
Total Investment   Based on net asset value per share ..........                (1.40%)++    9.31%    (5.39%)    12.96%     10.96%
Return:**                                                                  ===========     =======   =======   ========   ========
==================================================================================================================================
Ratios to Average  Expenses ....................................                 1.99%*      2.12%     1.98%      1.90%      1.90%
Net Assets:                                                                ===========     =======   =======   ========   ========
                   Investment income--net ......................                  .39%*       .44%     1.33%      1.45%      1.47%
                                                                           ===========     =======   =======   ========   ========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ....           $    19,684     $12,961   $ 4,294   $  5,347   $  4,379
Data:                                                                      ===========     =======   =======   ========   ========
                   Portfolio turnover ..........................                17.05%      61.08%    32.33%     20.11%     32.66%
                                                                           ===========     =======   =======   ========   ========
==================================================================================================================================

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

                                    12 & 13

                              Merrill Lynch Equity Income Fund, January 31, 2002

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                   Class D
                   The following per share data and ratios                 -------------------------------------------------------
                   have been derived from information provided             For the Six
                   in the financial statements.                            Months Ended          For the Year Ended July 31,
                                                                           January 31,     ---------------------------------------
                   Increase (Decrease) in Net Asset Value:                    2002           2001      2000      1999       1998
==================================================================================================================================
Per Share          Net asset value, beginning of period ........           $     12.29     $ 12.70   $ 14.27   $  15.36   $  15.20
Operating                                                                  -----------     -------   -------   --------   --------
Performance:       Investment income--net+ .....................                   .07         .16       .28        .32        .35
                   Realized and unrealized gain (loss) on
                   investments and foreign currency
                   transactions--net ...........................                  (.20)       1.07      (.95)      1.41       1.38
                                                                           -----------     -------   -------   --------   --------
                   Total from investment operations ............                  (.13)       1.23      (.67)      1.73       1.73
                                                                           -----------     -------   -------   --------   --------
                   Less dividends and distributions:
                     Investment income--net ....................                  (.07)       (.18)     (.28)      (.32)      (.35)
                     Realized gain on investments--net .........                  (.51)      (1.46)     (.62)     (2.50)     (1.22)
                                                                           -----------     -------   -------   --------   --------
                   Total dividends and distributions ...........                  (.58)      (1.64)     (.90)     (2.82)     (1.57)
                                                                           -----------     -------   -------   --------   --------
                   Net asset value, end of period ..............           $     11.58     $ 12.29   $ 12.70   $  14.27   $  15.36
                                                                           ===========     =======   =======   ========   ========
==================================================================================================================================
Total Investment   Based on net asset value per share ..........                 (.97%)++   10.12%    (4.68%)    13.88%     11.84%
Return:**                                                                  ===========     =======   =======   ========   ========
==================================================================================================================================
Ratios to Average  Expenses ....................................                 1.22%*      1.33%     1.20%      1.12%      1.12%
Net Assets:                                                                ===========     =======   =======   ========   ========
                   Investment income--net ......................                 1.21%*      1.30%     2.10%      2.26%      2.25%
                                                                           ===========     =======   =======   ========   ========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ....           $    95,780     $97,609   $97,517   $127,743   $100,642
Data:                                                                      ===========     =======   =======   ========   ========
                   Portfolio turnover ..........................                17.05%      61.08%    32.33%     20.11%     32.66%
                                                                           ===========     =======   =======   ========   ========
==================================================================================================================================

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Equity Income Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in money market securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible


                                    14 & 15

                              Merrill Lynch Equity Income Fund, January 31, 2002
variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Options--The Fund is authorized to write call and put options and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(e) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(f) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(g) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(i) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US Government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower defaults or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of ..60%, on an annual basis, of the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                       Account      Distribution
                                                   Maintenance Fee      Fee
--------------------------------------------------------------------------------
Class B .........................................       .25%           .75%
Class C .........................................       .25%           .75%
Class D .........................................       .25%            --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2002, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                                FAMD      MLPF&S
--------------------------------------------------------------------------------
Class A ...................................................    $   77    $ 1,061
Class D ...................................................    $2,858    $39,973
--------------------------------------------------------------------------------

For the six months ended January 31, 2002, MLPF&S received contingent deferred sales charges of $35,084 and $2,570 relating to transactions in Class B and Class C Shares, respectively.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. As of January 31, 2002, the Fund lent securities with a value of $2,857,680 to MLPF&S. Pursuant to that order, the Fund also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by MLIM or its affiliates. As of January 31, 2002, cash collateral of $4,746,398 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $13,309,017 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended January 31, 2002, QA Advisors received $239 in securities lending agent fees.

In addition, MLPF&S received $32,325 in commissions on the execution of portfolio security transactions for the Fund for the six months ended January 31, 2002.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended January 31, 2002, the Fund reimbursed MLIM $5,898 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2002 were $40,201,482 and $30,663,458, respectively.

Net realized losses for the six months ended January 31, 2002 and net unrealized gains (losses) as of January 31, 2002, were as follows:

--------------------------------------------------------------------------------
                                                 Realized           Unrealized
                                                  Losses          Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ...................       $(1,450,926)       $ 28,961,320
Foreign currency transactions ...........           (15,322)            (60,544)
                                                -----------        ------------
Total ...................................       $(1,466,248)       $ 28,900,776
                                                ===========        ============
--------------------------------------------------------------------------------

As of January 31, 2002, net unrealized appreciation for Federal income tax purposes aggregated $28,961,320, of which $35,563,904 related to appreciated securities and $6,602,584 related to depreciated securities. At January 31, 2002, the aggregate cost of investments for Federal income tax purposes was $187,871,800.


                                     16 & 17

                              Merrill Lynch Equity Income Fund, January 31, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

4. Beneficial Interest Transactions:

Net increase in net assets derived from beneficial interest transactions was $24,107,146 and $46,545,498 for the six months ended January 31, 2002 and for the year ended July 31, 2001, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended January 31, 2002                    Shares                      Amount
--------------------------------------------------------------------------------
Shares sold ........................     1,139,762                 $ 13,120,433
Shares issued to shareholders
in reinvestment of dividends
and distributions ..................        95,989                    1,089,461
                                        ----------                 ------------
Total issued .......................     1,235,751                   14,209,894
Shares redeemed ....................      (350,024)                  (4,010,940)
                                        ----------                 ------------
Net increase .......................       885,727                 $ 10,198,954
                                        ==========                 ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended July 31, 2001                       Shares                      Amount
--------------------------------------------------------------------------------
Shares sold ........................     2,371,741                 $ 30,220,810
Shares issued to shareholders
in reinvestment of dividends
and distributions ..................       175,745                    2,161,384
                                        ----------                 ------------
Total issued .......................     2,547,486                   32,382,194
Shares redeemed ....................      (385,959)                  (4,892,404)
                                        ----------                 ------------
Net increase .......................     2,161,527                 $ 27,489,790
                                        ==========                 ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended January 31, 2002                    Shares                      Amount
--------------------------------------------------------------------------------
Shares sold ........................       774,781                 $  9,020,567
Shares issued to shareholders
in reinvestment of dividends
and distributions ..................       159,613                    1,819,305
                                        ----------                 ------------
Total issued .......................       934,394                   10,839,872
Automatic conversion of shares .....      (252,152)                  (2,945,420)
Shares redeemed ....................      (463,888)                  (5,353,077)
                                        ----------                 ------------
Net increase .......................       218,354                 $  2,541,375
                                        ==========                 ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended July 31, 2001                       Shares                      Amount
--------------------------------------------------------------------------------
Shares sold ........................     1,507,295                 $ 18,900,631
Shares issued to shareholders
in reinvestment of dividends
and distributions ..................       331,136                    4,089,182
                                        ----------                 ------------
Total issued .......................     1,838,431                   22,989,813
Automatic conversion of shares .....      (373,630)                  (4,718,184)
Shares redeemed ....................      (859,808)                 (10,998,334)
                                        ----------                 ------------
Net increase .......................       604,993                 $  7,273,295
                                        ==========                 ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended January 31, 2002                    Shares                      Amount
--------------------------------------------------------------------------------
Shares sold ........................       709,652                 $  8,162,019
Shares issued to shareholders
in reinvestment of dividends
and distributions ..................        59,343                      665,665
                                        ----------                 ------------
Total issued .......................       768,995                    8,827,684
Shares redeemed ....................      (113,769)                  (1,282,730)
                                        ----------                 ------------
Net increase .......................       655,226                 $  7,544,954
                                        ==========                 ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended July 31, 2001                       Shares                      Amount
--------------------------------------------------------------------------------
Shares sold ........................       807,948                 $  9,965,771
Shares issued to shareholders
in reinvestment of dividends
and distributions ..................        35,031                      426,744
                                        ----------                 ------------
Total issued .......................       842,979                   10,392,515
Shares redeemed ....................      (117,568)                  (1,475,901)
                                        ----------                 ------------
Net increase .......................       725,411                 $  8,916,614
                                        ==========                 ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended January 31, 2002                    Shares                      Amount
--------------------------------------------------------------------------------
Shares sold ........................       551,442                 $  6,378,537
Automatic conversion of shares .....       252,806                    2,945,420
Shares issued to shareholders
in reinvestment of dividends
and distributions ..................       344,276                    3,908,110
                                        ----------                 ------------
Total issued .......................     1,148,524                   13,232,067
Shares redeemed ....................      (816,828)                  (9,410,204)
                                        ----------                 ------------
Net increase .......................       331,696                 $  3,821,863
                                        ==========                 ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended July 31, 2001                       Shares                      Amount
--------------------------------------------------------------------------------
Shares sold ........................       680,145                 $  8,538,123
Automatic conversion of shares .....       374,439                    4,718,184
Shares issued to shareholders
in reinvestment of dividends
and distributions ..................       856,884                   10,541,374
                                        ----------                 ------------
Total issued .......................     1,911,468                   23,797,681
Shares redeemed ....................    (1,650,552)                 (20,931,882)
                                        ----------                 ------------
Net increase .......................       260,916                 $  2,865,799
                                        ==========                 ============
--------------------------------------------------------------------------------

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by MLIM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the six months ended January 31, 2002.

6. Commitments:

At January 31, 2002, the Fund had outstanding foreign exchange contracts under which it had agreed to purchase foreign currency aggregating approximately $1,064,000.

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Charles C. Reilly, Trustee
Kevin A. Ryan, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Robert C. Doll, Jr., Senior Vice President
Robert M. Shearer, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

State Street Bank and Trust Company
One Heritage Drive, P2N
North Quincy, MA 02171

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


                                    18 & 19

[LOGO] Merrill Lynch  Investment Managers

                                [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Equity Income Fund
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper             #10561--1/02